Cover	Jun. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 26, 2026
Entity File Number	000-09341
Entity Registrant Name	SECURITY NATIONAL FINANCIAL CORPORATION
Entity Central Index Key	0000318673
Entity Tax Identification Number	87-0345941
Entity Incorporation, State or Country Code	UT
Entity Address, Address Line One	433 Ascension Way
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84123
City Area Code	(801)
Local Phone Number	264-1060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	SNFCA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false